1933 Act/Rule 497(j)


                                   May 1, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:    Phoenix-Zweig Trust
       Registration No. 2-93538

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on April 26, 2002.


                                   Very truly yours,
                                   /s/ Pamela S. Sinofsky
                                   Pamela S. Sinofsky